GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS--Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended				12 Months Ended
	Nov. 01, 2025	Feb. 29, 2024	Dec. 31, 2025	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Aug. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 1,800	$ 1,788				$ 4,200	$ 91,868	$ 1,788	$ 4,361
Intangible amortization							11,003	9,487	10,402
Other Depreciation and Amortization			$ 15,300					13,100	13,400
Amortization of Mortgage Servicing Rights (MSRs)							$ 4,300	3,600	$ 3,000
Goodwill, Purchase Accounting Adjustments			$ 91,900	$ 1,800
Brady Ware Corporate Finance
Finite-Lived Intangible Assets [Line Items]
Goodwill, Purchase Accounting Adjustments					$ 100
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method							accelerated basis
Estimated weighted average life (in years)			8 years 10 months 24 days				8 years 10 months 24 days
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method							straight-line basis
Estimated weighted average life (in years)										8 years	4 years 8 months 12 days
Finite-Lived Intangible Assets, Remaining Amortization Period		11 years 2 months 12 days
Customer Lists | Bannockburn [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net			$ 16,700				$ 16,700	20,300
Customer Lists | Summit Funding Group
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net			20,100				20,100	22,600
Customer Lists | Agile Premium Finance
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net			$ 2,300				$ 2,300	$ 2,500